GOODWILL (Tables)	12 Months Ended
Dec. 31, 2018
GOODWILL
Summary of changes in goodwill

		Accumulated	Goodwill after
	Goodwill	impairment losses	Impairment losses
Balance as of January 1, 2016	18,099,186	(2,974,756)	15,124,430
(+/-) Foreign exchange effect	(2,645,368)	63,516	(2,581,852)
(-) Impairment	—	(2,678,582)	(2,678,582)
(-) Effect of selling of subsidiary	(393,980)	—	(393,980)
Balance as of December 31, 2016	15,059,838	(5,589,822)	9,470,016
(+/-) Foreign exchange effect	242,510	(169,979)	72,531
(-) Impairment	—	(849,438)	(849,438)
(-) Transfer to assets held for sale	(801,967)	—	(801,967)
Balance as of December 31, 2017	14,500,381	(6,609,239)	7,891,142
(+/-) Foreign exchange effect	2,283,577	(1,062,329)	1,221,248
Balance as of December 31, 2018	16,783,958	(7,671,568)	9,112,390

Schedule of goodwill by segment

	2018	2017	2016
Brazil	373,135	373,135	380,644
Special Steel	2,854,888	2,487,364	2,508,056
North America	5,884,367	5,030,643	6,581,316
	9,112,390	7,891,142	9,470,016